Annual Total Returns - HSAFunds-ComboPRO - HSAFunds-ComboPRO - Balanced Allocation Fund - Balanced Allocation Fund	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 09, 2022
Annual Return 2023	13.94%